UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10001

Oppenheimer Main Street Select Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices)  (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end:  July 31

Date of reporting period:  4/30/2017

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS April 30, 2017 Unaudited

	Shares	Value

Common Stocks—98.5%

Consumer Discretionary—12.1%

Hotels, Restaurants & Leisure—2.8%
McDonald’s Corp.	256,760	$35,928,427

Media—4.7%
Comcast Corp., Cl. A	1,492,180	58,478,534

Specialty Retail—4.6%
AutoZone, Inc.[1]	33,630	23,278,350

Lowe’s Cos., Inc.	400,800	34,019,904

		57,298,254

Consumer Staples—6.9%

Beverages—3.8%
PepsiCo, Inc.	421,220	47,715,801

Food Products—3.1%
Kraft Heinz Co. (The)	432,176	39,064,389

Energy—6.7%

Oil, Gas & Consumable Fuels—6.7%
Exxon Mobil Corp.	618,564	50,505,750

Suncor Energy, Inc.	1,047,660	32,854,618

		83,360,368

Financials—15.8%

Capital Markets—3.0%
Intercontinental
Exchange, Inc.	625,390	37,648,478

Commercial Banks—6.6%
JPMorgan Chase & Co.	504,630	43,902,810

Wells Fargo & Co.	718,840	38,702,345

		82,605,155

Consumer Finance—1.7%
Synchrony Financial	759,410	21,111,598

Insurance—2.6%
Chubb Ltd.	235,160	32,275,710

Real Estate Investment Trusts (REITs)—1.9%
Mid-America Apartment Communities, Inc.	248,470	24,650,709

Health Care—14.6%

Biotechnology—2.7%
Celgene Corp.[1]	272,510	33,804,866

Health Care Equipment & Supplies—2.4%
Stryker Corp.	219,350	29,912,760

	Shares	Value

Health Care Providers & Services—1.8%
Humana, Inc.	99,180	$22,015,976

Life Sciences Tools & Services—1.4%
Agilent Technologies, Inc.	327,330	18,019,516

Pharmaceuticals—6.3%
Johnson & Johnson	357,380	44,125,709

Merck & Co., Inc.	556,370	34,678,542

		78,804,251

Industrials—11.2%

Aerospace & Defense—6.5%
Boeing Co. (The)	223,840	41,372,347

Lockheed Martin Corp.	149,530	40,290,859

		81,663,206

Commercial Services & Supplies—2.7%
Johnson Controls International plc	798,981	33,213,640

Road & Rail—2.0%
Canadian Pacific Railway Ltd.	166,900	25,577,425

Information Technology—21.3%

Communications Equipment—1.0%
Palo Alto Networks, Inc.[1]	114,920	12,458,477

Internet Software & Services—8.0%
Alphabet, Inc., Cl. C1	64,610	58,534,076

Facebook, Inc., Cl. A1	275,170	41,344,292

		99,878,368

IT Services—3.5%
Mastercard, Inc., Cl. A	377,860	43,952,675

Software—6.5%
Microsoft Corp.	998,900	68,384,694

Snap, Inc., Cl. A1	596,430	13,449,497

		81,834,191

Technology Hardware, Storage & Peripherals—2.3%
Western Digital Corp.	314,170	27,983,122

Materials—3.6%

Chemicals—2.1%
EI du Pont de Nemours & Co.	333,600	26,604,600

1      OPPENHEIMER MAIN STREET SELECT FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Construction Materials—1.5%
Vulcan Materials Co.	153,140	$18,511,563

Telecommunication Services—2.4%

Diversified Telecommunication Services—2.4%
Verizon Communications, Inc.	665,890	30,571,010

Utilities—3.9%

Electric Utilities—3.9%
PG&E Corp.	734,500	49,248,225

Total Common Stocks (Cost $1,052,046,738)		1,234,191,294

	Shares	Value

Investment Company—0.9%

Oppenheimer Institutional Government Money Market Fund, Cl. E, 0.71%[2,3] (Cost $11,360,866)	11,360,866	$11,360,866

Total Investments, at Value (Cost $1,063,407,604)	99.4%	1,245,552,160

Net Other Assets (Liabilities)	0.6	7,084,586

Net Assets	100.0%	$1,252,636,746

Footnotes to Statement of Investments

1. Non-income producing security.

2. Rate shown is the 7-day yield at period end.

3. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares July 31, 2016	Gross Additions	Gross Reductions	Shares April 30, 2017

Oppenheimer Institutional Government Money Market Fund, Cl. Ea	41,660,613	189,485,221	219,784,968	11,360,866

			Value	Income

Oppenheimer Institutional Government Money Market Fund, Cl. Ea			$11,360,866	$67,765

a. Prior to September 28, 2016, this fund was named Oppenheimer Institutional Money Market Fund.

2    OPPENHEIMER MAIN STREET SELECT FUND

NOTES TO STATEMENT OF INVESTMENTS April 30, 2017 Unaudited

1. Organization

Oppenheimer Main Street Select Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek capital appreciation. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

    The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

    The following methodologies are used to determine the market value or the fair value of the types of securities described below:

    Equity securities traded on a securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the official closing price on the principal exchange on which the security is traded, as identified by the Manager, prior to the time when the Fund’s assets are valued. If the official closing price is unavailable, the security is valued at the last sale price on the principal exchange on which it is traded, or if no sales occurred, the security is valued at the mean between the quoted bid and asked prices. Over-the-counter equity securities are valued at the last published sale price, or if no sales occurred, at the mean between the quoted bid and asked prices. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the time when the Fund’s assets are valued.

    Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

    Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, short-term notes, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who

3    OPPENHEIMER MAIN STREET SELECT FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

may use matrix pricing methods to determine the evaluated prices. Standard inputs generally considered by third-party pricing vendors include reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, as well as other appropriate factors.

    Securities for which market quotations are not readily available or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end.

These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

    The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered, if any, are measured using net asset value and are classified as Level 2 in the fair value hierarchy.

4    OPPENHEIMER MAIN STREET SELECT FUND

2. Securities Valuation (Continued)

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$151,705,215	$—	$—	$151,705,215
Consumer Staples	86,780,190	—	—	86,780,190
Energy	83,360,368	—	—	83,360,368
Financials	198,291,650	—	—	198,291,650
Health Care	182,557,369	—	—	182,557,369
Industrials	140,454,271	—	—	140,454,271
Information Technology	266,106,833	—	—	266,106,833
Materials	45,116,163	—	—	45,116,163
Telecommunication Services	30,571,010	—	—	30,571,010
Utilities	49,248,225	—	—	49,248,225
Investment Company	11,360,866	—	—	11,360,866

Total Assets	$1,245,552,160	$—	$—	$1,245,552,160

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

3. Investments and Risks

Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”). Affiliated Funds are open-end management investment companies registered under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Affiliated Funds. When applicable, the Fund’s investments in Affiliated Funds are included in the Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/ or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Affiliated Funds.

    Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investments in Money Market Instruments. The Fund is permitted to invest its free cash balances in money market instruments to provide liquidity or for defensive purposes. The

5    OPPENHEIMER MAIN STREET SELECT FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

Fund may invest in money market instruments by investing in Class E shares of Oppenheimer Institutional Government Money Market Fund (“IGMMF”), formerly known as Oppenheimer Institutional Money Market Fund, which is an Affiliated Fund. IGMMF is regulated as a money market fund under the 1940 Act, as amended. The Fund may also invest in money market instruments directly or in other affiliated or unaffiliated money market funds.

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

    The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

4. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields,

6    OPPENHEIMER MAIN STREET SELECT FUND

4. Market Risk Factors (Continued)

are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

5. Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$1,063,480,433

Gross unrealized appreciation	$195,369,256
Gross unrealized depreciation	(13,297,529)

Net unrealized appreciation	$182,071,727

7    OPPENHEIMER MAIN STREET SELECT FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 4/30/2017, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Main Street Select Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	6/16/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	6/16/2017

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	6/16/2017